SCOPE OF CONSOLIDATION - Acquisitions Narrative (Details) € in Millions, £ in Millions, tonne in Millions, $ in Millions, R$ in Billions									6 Months Ended			7 Months Ended	8 Months Ended		10 Months Ended			12 Months Ended
	Feb. 28, 2025	Jun. 20, 2024 USD ($)	Jun. 20, 2024 EUR (€)	Mar. 09, 2023 USD ($) km ton	Jul. 01, 2022 USD ($) acquistion	Jun. 30, 2022 USD ($) tonne	May 09, 2022 USD ($)	Mar. 30, 2022	Jun. 30, 2023 acquistion	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) plant	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) acquistion	Aug. 06, 2024	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	May 31, 2024 EUR (€)	Dec. 31, 2023 BRL (R$)	May 31, 2023 USD ($)	Mar. 10, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jul. 01, 2022 EUR (€)	May 09, 2022 EUR (€)	May 02, 2022 USD ($)	May 02, 2022 GBP (£)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of production plants in Europe | plant																		2
Number of acquistions | acquistion									2											3
ArcelorMittal Tailored Blanks Americas | Forecast
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)	90.00%
Tuper | Forecast
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary (in percent)	60.00%
ArcelorMittal Tailored Blanks Americas
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)																		80.00%
Tuper
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (in percent)																		40.00%
Vallourec
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)																		27.89%
Percentage of voting equity interests acquired												27.89%						27.89%			28.40%
Euler Hermes Re
Disclosure of detailed information about business combination [line items]
Consideration transferred, net of cash scquired																						$ 17
Cash and cash equivalents recognised as of acquisition date																						$ 161
Consideration paid (received)		$ 144	€ 134.0
Italpannelli
Disclosure of detailed information about business combination [line items]
Goodwill																							$ 85
Consideration transferred, acquisition-date fair value | €																								€ 268.0
Consideration transferred, net of cash scquired																							201
Cash and cash equivalents recognised as of acquisition date																							$ 88
Revenue of combined entity as if combination occurred at beginning of period																		$ 62,576
Net income of combined entity as if combination occurred at beginning of period																		1,354
Cash consideration excluding consideration payable																										$ 201
Current assets																										75
Property, plant and equipment																										54
Identifiable intangible assets recognised as of acquisition date																										58
Goodwill recognised as of acquisition date																										85
Revenue of acquiree since acquisition date												$ 83
Income of acquiree since acquisition date												7
Debt assumed																										0
Deferred consideration																										$ 0
AMSF
Disclosure of detailed information about business combination [line items]
Exercise price, put option										$ 179	$ 179		$ 179	$ 179			$ 179			$ 179					R$ 1.0			$ 179
Proportion of ownership interests held by non-controlling interests (in percent)								2.90%
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Cash consideration excluding consideration payable				$ 2,193
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 4
Capacity of blast furnace | ton				3,000,000
Distance from plant to port | km				10
Current assets				$ 3,123
Trade receivables recognised as of acquisition date				60
Property, plant and equipment				1,824
Identifiable intangible assets recognised as of acquisition date				100
Goodwill recognised as of acquisition date				164
Revenue of acquiree since acquisition date																$ 1,497
Income of acquiree since acquisition date																340
Debt assumed				0
Deferred consideration				0
ArcelorMittal Pecém | Short-term debt and current portion of long term debt
Disclosure of detailed information about business combination [line items]
Current liabilities recognised as of acquisition date				2,605
ArcelorMittal Pecém | Restricted Cash
Disclosure of detailed information about business combination [line items]
Current assets				$ 2,605
Sustainable Solutions acquisitions
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																											$ 144
Consideration transferred, net of cash scquired																											152
Cash and cash equivalents recognised as of acquisition date																											4
Cash consideration excluding consideration payable																											152
Current assets																											25
Property, plant and equipment																											75
Identifiable intangible assets recognised as of acquisition date																											32
Goodwill recognised as of acquisition date																											57
Revenue of acquiree since acquisition date															$ 87
Income of acquiree since acquisition date															(4)
Debt assumed																											15
Deferred consideration																											$ 0
ArcelorMittal Pecem and Sustainable Solutions
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period																			$ 68,579
Net income of combined entity as if combination occurred at beginning of period																			910
JLM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £																																		£ 35
Consideration transferred, net of cash scquired																																	$ 43
Cash and cash equivalents recognised as of acquisition date																																	5
Cash consideration excluding consideration payable																																	43
Current assets																																	10
Property, plant and equipment																																	10
Identifiable intangible assets recognised as of acquisition date																																	24
Goodwill recognised as of acquisition date																																	20
Revenue of acquiree since acquisition date																	49
Income of acquiree since acquisition date																	$ 3
Debt assumed																																	0
Deferred consideration																																	$ 0
ASL
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | £																																£ 36
Consideration transferred, net of cash scquired																															$ 39
Cash and cash equivalents recognised as of acquisition date																															6
Cash consideration excluding consideration payable																															39
Current assets																															11
Property, plant and equipment																															14
Identifiable intangible assets recognised as of acquisition date																															16
Goodwill recognised as of acquisition date																															13
Revenue of acquiree since acquisition date														14
Income of acquiree since acquisition date														$ 3
Debt assumed																															0
Deferred consideration																															$ 0
CSM
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €																														€ 13.5
Consideration transferred, net of cash scquired							$ 7
Cash and cash equivalents recognised as of acquisition date							7
Cash consideration excluding consideration payable							7
Current assets							68
Property, plant and equipment							16
Identifiable intangible assets recognised as of acquisition date							0
Revenue of acquiree since acquisition date													76
Income of acquiree since acquisition date													$ 8
Debt assumed							$ 0
Proportion of ownership interest in subsidiary (in percent)							91.68%
Proportion of ownership interest in associate (in percent)							49.29%
Percentage of voting equity interests acquired							42.39%																							42.39%
Gain recognised in bargain purchase transaction							$ 3
Deferred consideration							$ 0
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 817
Consideration transferred, net of cash scquired						805
Cash and cash equivalents recognised as of acquisition date						12
Cash consideration excluding consideration payable						805
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						7
Current assets						283
Property, plant and equipment						949
Identifiable intangible assets recognised as of acquisition date						11
Revenue of acquiree since acquisition date										445
Income of acquiree since acquisition date										$ 35
Debt assumed						$ 0
Proportion of ownership interest in subsidiary (in percent)						80.00%
Gain recognised in bargain purchase transaction						$ 97
Annual capacity of hot briquetted iron | tonne						2.0
Proportion of ownership interests held by non-controlling interests (in percent)						20.00%
Initial term of offtake agreement						10 years
Proportion of ownership interest of any future development of operations						100.00%
Facility, electric arc furnace capacity (in tonnes) | tonne						1.5
Contingent liabilities recognised in business combination						$ 177						$ 176			$ 158	$ 158		$ 176	$ 158
Gross contractual amounts receivable for acquired receivables						124
Deferred consideration						$ 0
ALBA
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value					$ 65
Consideration transferred, net of cash scquired					45																								€ 51.0
Cash and cash equivalents recognised as of acquisition date					9
Cash consideration excluding consideration payable					45
Current assets					34
Property, plant and equipment					53
Identifiable intangible assets recognised as of acquisition date					30
Goodwill recognised as of acquisition date					$ 22
Revenue of acquiree since acquisition date											87
Income of acquiree since acquisition date											$ 1
Number of acquistions | acquistion					3
Debt assumed					$ 0
Deferred consideration					$ 11